DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Debt Instrument [Line Items]
Total debt, gross	$ 979,142		$ 967,146
Bank overdrafts	14,706		11,443
Finance lease obligations	45,814		74,018
Unamortized debt discounts and debt issuance costs	(7,692)		(9,531)
Total debt, net	971,450		957,615
Current maturities, net of unamortized debt discounts and debt issuance costs	(57,445)		(80,097)
Bank overdrafts	(14,706)		(11,443)
Long-term debt, net	$ 899,299		$ 866,075
Weighted average discount rate of finance lease obligations	5.60%		5.50%
Net cash provided by investing activities - continuing operations	$ 2,489	$ 60,695
Finance Lease, Liability, Additions			$ 41,100
Lender and Third Party Refinancing Fees	5,300
Line of Credit | Corporate Revolving Credit Facility
Debt Instrument [Line Items]
Total debt, gross	154,262		18,999
Line of Credit | Other revolving credit facilities
Debt Instrument [Line Items]
Total debt, gross	$ 61,502		$ 34,717
Weighted average interest rate	5.60%		5.60%
Loans Payable | Term Loan Facilities
Debt Instrument [Line Items]
Total debt, gross	$ 597,562		$ 703,700
Loans Payable | Vessel financing loans
Debt Instrument [Line Items]
Total debt, gross	49,040		60,068
Loans Payable | Other long-term financing arrangements
Debt Instrument [Line Items]
Total debt, gross	$ 56,256		$ 64,201